Share-Based Payments (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2015	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement fair value of cash settled awards liability			£ 10,761,130
Liability for cash-settled share-based payments			£ 10,761,130	£ 0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, number of shares issued		10,495
Staff turnover throughout vesting period	15.00%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, service period	1 year
Share based compensation arrangement by share based payment award, vesting period	1 year
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, service period	3 years
Share based compensation arrangement by share based payment award, vesting period	3 years